LEBOEUF, LAMB, GREENE & MACRAE LLP
                              125 West 55th Street
                            New York, NY 10019-5389
                                 (212) 424-8000
                           Facsimile: (212) 424-8500






                                                              October 20, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

      Re: Allstate Life Global Funding and Allstate Life Insurance Company


Ladies and Gentlemen:


                  On behalf of Allstate Life Global Funding, a statutory trust organized under the laws of the State of Delaware, and Allstate Life Insurance Company, an Illinois life insurance company ("Allstate Life"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") is a Registration Statement on Form S-3 in connection with the registration under the Securities Act of 1933, as amended, of $2,300,000,000 of
(i) Secured Medium Term Notes, (ii) Funding Notes and (iii) Funding Agreements, under a program for the issuance of Medium Term Notes secured by Funding Agreements issued by Allstate Life (the "Program"). The Program has been effective since April 27, 2004 (Registration Statement on Form S-3 (File No. 333-112249) and Registration Statement on Form S-3 (File No. 333-125937)).


                  The filing fee in the amount of $270,710 has been wire-transferred to the Commission's account with Mellon Bank.

                  Please contact me at (212) 424-8710 with any questions.



                                                            Very truly yours,


                                                           /s/ Vladimir Nicenko
                                                               ----------------
                                                               Vladimir Nicenko